Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2021
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held for Sale

	Exeter Property	Jamaica Property	Uruguay Properties	Colombia Property	Restructuring Facilities	Total
	$	$	$	$	$	$
Balance, June 30, 2019	—	—	—	—	—	—
Transferred from property, plant and equipment	19,677	4,173	2,021	—	—	25,871
Impairment	(11,047)	—	—	—	—	(11,047)
Net proceeds from disposal	(8,607)	—	—	—	—	(8,607)
Loss on disposal (1)	(23)	—	—	—	—	(23)
Balance, June 30, 2020	—	4,173	2,021	—	—	6,194
Transferred from property, plant and equipment	—	—	—	3,212	20,796	24,008
Addition	—	—	—	—	1,199	1,199
Impairment	—	—	—	(1,287)	(7,802)	(9,089)
Foreign exchange	—	—	(101)	—	—	(101)
Net proceeds from disposal	—	(4,006)	(1,448)	—	(200)	(5,654)
Loss on disposal (1)	—	(167)	(472)	—	—	(639)
Balance, June 30, 2021	—	—	—	1,925	13,993	15,918
(1) The loss on disposal is recognized in other (losses) gains (Note 22) in the statement of comprehensive income.

Discontinued Operations
The following is a summary of the Company's consolidated discontinued operations for the year ended June 30, 2021 and 2020:

		Year ended June 30,
	2021	2020
	$	$
Revenue	717	10,203

Cost of sales	1,028	21,414
General and administration expenses	877	14,866
Sales and marketing expenses	57	1,071
Other expenses	77	4,146
Impairment of property, plant and equipment	—	16,868
Impairment of goodwill	—	130
Other gains	(2,556)	—
Loss on disposal of discontinued operations	2,846	2,816
Net loss from discontinued operations before taxes	(1,612)	(51,108)
Income tax expense	—	(753)
Net loss from discontinued operations, net of tax	(1,612)	(51,861)